Deposits, Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deposits [Abstract]
Noninterest-bearing deposits	$ 314,131	$ 322,383
Interest-bearing Deposits [Abstract]
NOW accounts	218,432	272,941
Savings and Money Market	307,368	285,966
Time deposits of $250 or less	394,183	311,972
Time deposits of more than $250	95,553	81,916
Total time deposits	489,736	393,888
Total interest-bearing deposits	1,015,536	952,795
Total deposits	$ 1,329,667	$ 1,275,178